Business Combinations And Dispositions - (Summary Of Unaudited Pro Forma Consolidated Financial Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue as reported	$ 767,585	$ 856,878	$ 806,831
Revenue of purchased businesses for the period prior to the acquisition			106,723
Pro forma revenue			913,554
Net income attributable to common stockholders of Great Lakes Dredge & Dock Corporation	(8,177)	(6,189)	10,295
Net income of Magnus including net income prior to acquisition and pro forma acquisition accounting adjustments			6,328
Pro forma net income attributable to common stockholders of Great Lakes Dredge & Dock Corporation			16,623
As Reported [Member]
Revenue as reported			806,831
GLDD Corporation [Member]
Net income attributable to common stockholders of Great Lakes Dredge & Dock Corporation	$ (8,177)	$ (6,189)	$ 10,295